Concentrations (Tables)	6 Months Ended
Jun. 30, 2023
Concentrations [Abstract]
Schedule of Company’s Revenues	The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues
	For the six months ended June 30,
	2022	2023
	(Unaudited)	(Unaudited)
	RMB	RMB
Customer A	15.7%	—
Customer B	—	22.7%
Customer C	—	13.6%

Schedule of Company’s Purchase	The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase
	For the six months ended June 30,
	2022	2023
	(Unaudited)	(Unaudited)
	RMB	RMB
Supplier A	—	40.3%
Supplier B	37.3%	—
Supplier C	13.8%	10.2%
Supplier D	12.4%	—